Login Now
Your Account

Don't have One?
Open an Account

The American Israeli Shared Values Capital Appreciation Fund

The American-Israeli Shared Values Capital Appreciation Fund is the **no-load mutual fund** founded on the desire to support the State of Israel and provide long-term capital appreciation to investors.

The Fund provides investors with a vehicle to invest in the dynamic Israeli economy and rewards U.S. companies that do business in Israel.

The people of the United States and Israel have a long history of shared values. Americans and Israelis value democracy, entrepreneurship, innovation, education, and religious freedom. These qualities are the foundation of the strong and prosperous economies of both countries.

The American-Israeli Shared Values Capital Appreciation Fund brings together these two dynamic economies. **The Fund is both an investment opportunity and a way to show your solidarity with Israel.**

Israeli Stock Market Performance

Despite the history of Mid East conflict, **the Israeli stock market has out performed most developed markets over the past decade**. As measured by the Tel Aviv Stock Exchange 100 Index (TA-100), the Israeli stock market has out-performed the S&P 500 Index and the Morgan Stanley Capital International (MSCI) World Index.


time

	2005	2006	2007	2008	2009
Tel Aviv-100 Index	21%	22%	38%	-50%	89%
S&P 500 Index	3%	14%	4%	-39%	27%
MSCI EAFE (1)	11%	11%	27%	-53%	28%

Fund Snapshot

View Current Performance

NAV Share Price of (1/20/2010)

$8.19 Closing Price
$-0.07 Change from Previous

Distributions

Dividends	Annual
Capital Gains	Annual

Minimum Investments

Initial:	$1,000
Subsequent:	$100
Automatic Plan:	$0*

* No required initial investment if you make automatic monthly investments ($100 minimum per purchase) in the Fund.

Fund Literature

Prospectus

Account Application

IRA Application

Invest via Schwab, E*Trade, Vanguard, Ameriprise, Scottrade, ThinkorSwim, or

(1) Morgan Stanley Country Index: Europe, Australasia, Far East index of 21 developed markets.

Request More Information

News and Updates

View the Fund on Morningstar

Sign up for the latest newsletters and updates here:

Name:

Email:

Subscribe

Privacy Policy | Our Commitment | Disclaimer | Your Account | FAQ's

AmerIsrael Capital Management, LLC, a registered investment adviser, serves as investment adviser to the American Israeli Shared Values Fund. Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value and return will vary, and you may have a gain or loss when you sell your shares. All mutual funds can be affected by market and investment style risk. The Fund's investments in small and mid capitalization companies could experience greater volatility than investments in large capitalization companies. Request a prospectus, which includes investment objectives, risks, fees, expenses and other information that you should read and consider carefully before investing. The prospectus can be obtained by calling 1-866-745-5955 or by downloading it from the website.

Login Now
Your Account

Don't have One?
Open an Account

About The Fund

How to Purchase Shares in the Fund

Shares may be purchased directly by downloading an application, by calling **1-866-745-5955**, or via several online brokers such as Schwab, Vanguard, E*Trade, ThinkorSwim, JPMorgan, Ameriprise, Scottrade, Zecco, GoldK Investments, or Optionsxpress. Soon the Fund will be available on other platforms. Always read the prospectus before investing.

For Financial Advisors - The Fund trades under the CUSIP 02706P107 and the NSCC #5310. It is available on the clearing platforms of Pershing, Penson, and Morgan Keegan. Please let us know if you need the Fund to be available on other platforms.

Fund Advisor

The American Israeli Shared Values Capital Appreciation Fund is managed by AmerIsrael Capital Management, LLC, a registered investment advisor. Questions or comments for the investment advisor may be directed to Jamia Jasper, President, at jjasper@sharedvaluesfund.com or by calling (212) 327-1345.

Fund Objective

The American Israeli Shared Values Fund is an equity mutual fund that invests in the stocks of Israeli companies and American companies with an economic interest in Israel. The Fund's **primary objective is to seek capital appreciation** by investing in the dynamic and growing Israeli economy and stock market. The Fund's **secondary objective is to benefit Israel by establishing an investment vehicle** through which Americans can express their solidarity with Israel. Investing in Israeli companies benefits the country's economy by expanding the market for Israeli securities. This makes it easier for Israeli companies to raise capital and grow.

Dividends and Capital Gains

Distributions are made annually. For 2009, there were no dividends or capital gains.

Minimum Investments

Fund Snapshot

NAV Share Price of (1/20/2010)

$8.19 Closing Price
$-0.07 Change from Previous

Distributions

Dividends	**Annual**
Capital Gains	**Annual**

Minimum Investments

Initial:	**$1,000**
Subsequent:	**$100**
Automatic Plan:	**$0***

* None if you make automatic monthly investments ($100 minimum per purchase) in the Fund.

Fund Literature

Prospectus

Account Application

IRA Application.

CUSIP: 02706P107

Request Information

Initial investment: **$1,000,** Subsequent investments: **$100,** Automatic Investment Plan minimum: **$0**
(None required if you make automatic monthly investments of $100 minimum per purchase in the Fund.)

Fund Benchmark

Because of its unique investment strategy, the Fund uses a blended benchmark that consists of a 50% weighting to the Standard & Poors 500 Index (S&P 500) and a 50% weighting to the Tel Aviv Stock Exchange 100 Index (TASE 100).

Investment Strategy

The Fund's manager, AmerIsrael Capital Management, LLC, employs a fundamental investment process for selecting stocks. The process aims to find sound businesses operating with little or no debt and led by a tenured and experienced management team. Many Israeli companies tend to be very conservatively financed with little or no debt and a great many have substantial levels of cash assets on their balance sheets.

The Fund manager looks for companies that are generating annual increases in earnings and cash flow. Especially important are companies that are generating free cash flow. The Fund manager seeks companies that are growing organically as opposed to achieving growth through acquisitions. Even if a company satisfies all of those criteria, the valuation must also be attractive. Generally a stock is purchased only if the Fund manager believes that there is at least 20% upside potential from the current stock price over the next twelve months.

Stocks in the portfolio are monitored constantly to determine if they are still an appropriate holding. Reasons to sell a stock would include the stock reaching its target price or a change in company fundamentals.

Other Service Providers

Fund Custodian: The Huntington National Bank

Fund Transfer Agent: Mutual Shareholder Services, LLC

Independent Auditor: Cohen Fund Audit Services, Ltd.



News and Updates

Latest Press Releases

Sign up for the latest newsletters and updates here:

Name:

Email:

Subscribe

AmerIsrael Capital Management, LLC, a registered investment adviser, serves as investment adviser to the American Israeli Shared Values Fund. Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value and return will vary, and you may have a gain or loss when you sell your shares.

Login Now
Your Account

Don't have One?
Open an Account

Why Invest In Israel

Israel is a capitalist democracy in the Middle East with a great economic story. Since its founding in 1948, Israel's do or die mentality has led to an entrepreneurial culture and an economy that is open for business.

Israel has the highest rate of start-up companies in the world. Since the country is not abundant in natural resources, Israel has focused on developing new technologies. Many products Americans use on a daily basis were developed in Israel . A few examples are America On-Line's Instant Messenger technology, Motorola's cell phone technology, the Pentium-4 microprocessor, and Microsoft's Windows NT and XP.



The government-run Office of the Chief Scientist fosters and subsidizes technological development. As a result, in 2006, Israel ranked number one in the world for investment in research and development as a percentage of GDP . Not surprisingly, **Israel has more companies listed on NASDAQ and the New York Stock Exchange than any other foreign country except Canada** .

Economically, Israel has transformed itself from a socialist country with high unemployment and inflation levels to one that has attracted **record levels of foreign investment**. This is because the country is viewed by many investors as a developed market with emerging market yielding returns. Also, investors see an opportunity to do business with Israel 's educated work force, which per capita has the highest number of scientists and technicians in the world and a

Fund Snapshot

NAV Share Price of (1/20/2010)

$8.19 Closing Price
$-0.07 Change from Previous

Distributions

Dividends	**Annual**
Capital Gains	**Annual**

Minimum Investments

Initial:	**$1,000**
Subsequent:	**$100**
Automatic Plan:	**$0***

* None if you make automatic monthly investments ($100 minimum per purchase) in the Fund.

Fund Literature

Prospectus

Account Application

IRA Application.

CUSIP: 02706P107

Request Information

government that protects trademarks, patents, and intellectual property.

In 2006, foreign investment in Israel reached $20 billion. One prominent investor accounted for $4 billion of that amount. **Warren Buffet's Berkshire Hathaway purchased an 80% stake in Iscar, an Israeli manufacturer of cutting tools.** It was Buffet's first-ever acquisition outside the United States. On his first visit to Israel, Warren Buffet praised Iscar Metalworking, as a model enterprise, while declaring his commitment to Israel and his interest in making additional investments in the country. **"Being in Israel has a major advantage of having the exposure to a fabulous pool of talent and brains. When we bought Iscar, we bet on brains."** Regarding the security risk involved in doing business in Israel, Buffett said, "When you invest in Israel you have to take into account a certain risk. We live in a dangerous world as it is and in the long-term, the risk premium in Israel will not be different from the US." Buffett said he was interested in making additional investments in Israel over the next year.

The strong and resilient Israeli economy continues to grow. In late 2009, the country returned to positive GDP growth following a brief two quarter recession in 2008 and early 2009. The country's financial system is sound and did not experience the upheaval seen in the U.S. and other developed economies. Israel's economic output should continue to expand as a recovering global economy boosts demand for Israel's high value, high-tech goods and services.

	2005	2006	2007	2008	2009
Tel Aviv-100 Index	21%	22%	38%	-50%	89%
S&P 500 Index	3%	14%	4%	-39%	27%
MSCI EAFE (1)	11%	11%	27%	-53%	28%

(1) Morgan Stanley Country Index: Europe, Australasia, Far East index of 21 developed markets.

Interesting Facts About Israel

A few amazing facts about Israel , its economy, and its people :

- Israel ranks number one in the world for investment in research and development as a percentage of GDP .
- Israel has more engineers per capita than any other country in the world.
- One in eight Israelis holds an advanced degree.
- Israel leads the world in venture capital as a percentage of GDP .
- Israel has the highest rate of patent registration per capita in the world.
- Israel is a world leader in alternative energy technology, medical technology, software, communications, and agricultural technology.

News and Updates

Latest Press Releases

Sign up for the latest newsletters and updates here:

Name:

Email:

Subscribe

Login Now
Your Account

Don't have One?
Open an Account

Our Commitment to Israel

The American Israeli Shared Values Capital Appreciation Fund was founded on the desire to support Israel. It provides investors with a vehicle to invest in the Israeli economy and creates more liquidity in the Israeli stock market.

In addition, **the Advisor to the Fund, AmerIsrael Capital Management, LLC, will donate 7% of its annual income, or a minimum of $5,000 per year**, to charities, educational and research institutions in Israel.

In 2009, the Advisor made donations to the Jewish National Fund (JNF), The Weizmann Institute of Science, Magen David Adom, Friends of the Israel Defense Forces, and The Hebrew University.

We welcome suggestions from shareholders related to future donations.

All of AmerIsrael Capital Management's **charitable contributions are made with the portfolio manager's personal funds**. The contributions do not come out of the mutual fund or from you, the Fund shareholder.



Fund Snapshot

NAV Share Price of (1/20/2010)

$8.19 Closing Price
$-0.07 Change from Previous

Distributions

Dividends	**Annual**
Capital Gains	**Annual**

Minimum Investments

Initial:	**$1,000**
Subsequent:	**$100**
Automatic Plan:	**$0***

* None if you make automatic monthly investments ($100 minimum per purchase) in the Fund.

Fund Literature

Prospectus

Account Application

IRA Application.

CUSIP: 02706P107

Request Information

News and Updates

[Latest Press Releases](#)

Sign up for the latest newsletters and updates here:

Name:

Email:

Subscribe

AmerIsrael Capital Management, LLC, a registered investment adviser, serves as investment adviser to the American Israeli Shared Values Fund. Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value and return will vary, and you may have a gain or loss when you sell your shares. All mutual funds can be affected by market and investment style risk. The Fund's investments in small and mid capitalization companies could experience greater volatility than investments in large capitalization companies. Request a prospectus, which includes investment objectives, risks, fees, expenses and other information that you should read and consider carefully before investing. The prospectus can be obtained by calling 1-866-745-5955 or by downloading it from the website.

Login Now
Your Account

Don't have One?
Open an Account

Fund News and SEC Filings

In The Press

Smart Money Magazine, December 2009

CNBC TV, August 12, 2009

Fox Business News TV, July 9, 2009

Dow Jones Newswires Tip Sheet, June 12, 2009

Bloomberg TV, March 12, 2009

Business Week, February 3, 2009

Dow Jones, January 6, 2009

The Street.com, September 23, 2008

U.S. News & World Report, September 11, 2008

Israel Investor Newsletter, September 9, 2008

FoxBusinessnews.com, September. 8, 2008

The Street.com TV, August 5, 2008

The Jewish Week, July 30, 2008

Jewish Voice and Opinion, May 2008

Updates

Investor Newsletter December 31, 2009

Fund Fact Sheet - December 31, 2009

Israel's Role in Green Technology

Fund Snapshot

NAV Share Price of (1/20/2010)

$8.19 Closing Price
$-0.07 Change from Previous

Distributions

Dividends	**Annual**
Capital Gains	**Annual**

Minimum Investments

Initial:	**$1,000**
Subsequent:	**$100**
Automatic Plan:	**$0***

* None if you make automatic monthly investments ($100 minimum per purchase) in the Fund.

Fund Literature

Prospectus

Account Application

IRA Application.

CUSIP: 02706P107

Request Information

[MSCI Upgrades Israel to Developed Market Status]

Press inquiries please contact :

Jamia Jasper, President, AmerIsrael Capital Management, LLC.
Tel: 212-327-1345 or jjasper@sharedvaluesfund.com

SEC Filings

The Fund's most recent SEC filings, including portfolio holdings, can be found by clicking here.



News and Updates

Latest Press Releases

Sign up for the latest newsletters and updates here:

Name:

Email:

Subscribe

AmerIsrael Capital Management, LLC, a registered investment adviser, serves as investment adviser to the American Israeli Shared Values Fund. Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value and return will vary, and you may have a gain or loss when you sell your shares. All mutual funds can be affected by market and investment style risk. The Fund's investments in small and mid capitalization companies could experience greater volatility than investments in large capitalization companies. Request a prospectus, which includes investment objectives, risks, fees, expenses and other information that you should read and consider carefully before investing. The prospectus can be obtained by calling 1-866-745-5955 or by downloading it from the website.